Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

February 14, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust
(filing relates to Western Asset Variable Global High Yield Bond Portfolio (the “Fund”))
(File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 70 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to reflect a modification of the investment objective of the Fund. The Amendment is to be effective 60 days after the filing thereof.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz